INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Current
Restricted short-term deposit		$ 212,703
US Treasury bills	$ 9,719,486	9,163,298
Mutual funds	3,236,702	1,596,539
Other investments	1,672,014	1,162,480
Other financial assets	14,628,202	12,135,020
Non-current
Shares of Bioceres S.A.	444,575	444,635
Other investments	58,335	274
Other financial assets	$ 502,910	$ 444,909